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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Chapman
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ James Chapman         Los Angeles, California   November 7, 2008
--------------------------    -----------------------   ----------------
       [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   23
                                        --------------------

Form 13F Information Table Value Total:              222,327
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                       VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE SHARED NONE
--------------             --------------  ---------  --------  ----------  ---   ----   ----------   --------   ---- ------ ----
COSAN LTD                     Shares A     G25343107    11,491   1,440,000   SH             Other        1            Shared
DEERE & CO.                    Common      244199105     9,900     200,000   SH             Other        1            Shared
DINEEQUITY INC.                Common      254423106     6,744     400,000   SH             Other        1            Shared
DEXCOM INC.                    Common      252131107    10,461   1,690,000   SH             Other        1            Shared
FIFTH STREET FINANCE
 CORP.                         Common      31678A103    14,349   1,427,800   SH             Other        1            Shared
FREEPORT MCMORAN COPPER
 & GOLD CL B                   Common      35671D857    14,099     248,000   SH             Other        1            Shared
GENERAL ELECTRIC               Common      369604103    13,685     536,654   SH             Other        1            Shared
GOLDMAN SACHS GROUP INC.       Common      38141G104    16,640     130,000   SH             Other        1            Shared
LAZARD LTD                    Shares A     G54050102     5,843     136,655   SH             Other        1            Shared
LUMBER LIQUIDATORS INC         Common      55003Q103     7,065     562,500   SH             Other        1            Shared
MCMORAN EXPLORATION            Common      582411104     4,415     186,743   SH             Other        1            Shared
MANNKIND CORPORATION           Common      56400P201     5,829   1,510,000   SH             Other        1            Shared
MONSANTO                       Common      61166W101    11,878     120,000   SH             Other        1            Shared
MORGAN STANLEY                 Common      617446448    12,731     553,500   SH             Other        1            Shared
NUCOR CORP.                    Common      670346105     2,291      58,000   SH             Other        1            Shared
RELIANCE STEEL & ALUMINUM
 CO.                           Common      759509102     1,974      52,000   SH             Other        1            Shared
SIRIUS SATELLITE RADIO
 INC.                          Common      82966U103    10,434  18,305,000   SH             Other        1            Shared
SPDR GOLD TRUST               Gold Shs     78463V107    17,014     200,000   SH             Other        1            Shared
STATE STREET CORPORATION       Common      857477103    13,078     229,922   SH             Other        1            Shared
SUNTECH PWR HLDGS CO LTD.       ADR        86800C104     4,663     130,000   SH             Other        1            Shared
PRICE T. ROWE GROUP INC.       Common      74144T108    12,670     235,900   SH             Other        1            Shared
TAKE TWO INTERACTIVE
 SOFTWARE                      Common      874054109    13,366     815,000   SH             Other        1            Shared
UNITED STATES STL CORP         Common      912909108     1,707      22,000   SH             Other        1            Shared
                                                       -------
                                                       222,327
                                                       -------